Equity (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are as follows ($ in millions):

	Currency Translation Adjustments	Retirement Plans(1)	Accumulated Other Comprehensive Income
Balance as of September 25, 2009	$85	$(17)	$68
Pre-tax current period change	12	(1)	11

Balance as of September 24, 2010	97	(18)	79
Pre-tax current period change	3	(5)	(2)
Income tax benefit	—	2	2

Balance as of September 30, 2011	100	(21)	79
Pre-tax current period change	17	(5)	12
Income tax benefit	—	2	2

Balance as of September 28, 2012	$117	$(24)	$93

(1)	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.